Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	Guangdong Prouden CPAs GP
Auditor Firm ID	7254
Auditor Location	Guangzhou, China
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Galaxy Payroll Group Limited and its subsidiaries (the “Company”) as of June 30, 2024 and 2025, the related consolidated statements of income/(loss) and comprehensive income/(loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended June 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of June 30, 2024 and 2025, and the consolidated results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.